[Form of Series UU Note]

This Note has not been registered under the Securities Act of 1933, as amended (the “Securities Act”) or under the securities laws of any state or foreign jurisdiction and may not be transferred or resold unless registered under the Securities Act and all applicable state or foreign securities laws or unless an exemption from the requirement for such registration is available.

Kayne Anderson Energy Infrastructure Fund, Inc.

5.18% Series UU Senior Unsecured Note due March 29, 2033

No. RUU-[__]                                                                                                       November 13, 2023

$[___]                                                                                                                   PPN 486606 P*1

For Value Received, the undersigned, Kayne Anderson Energy Infrastructure Fund, Inc. (herein called the “Company”), a corporation organized and existing under the laws of the State of Maryland, hereby promises to pay to [___], or registered assigns, the principal sum of [___] (or so much thereof as shall not have been prepaid) on March 29, 2033 (the “Maturity Date”), with interest (computed on the basis of a 360-day year of twelve 30-day months) (a) on the unpaid balance hereof at the rate of 5.18% per annum from August 13, 2023, payable semiannually, on the 13th day of February and August in each year, commencing with (x) February 13, 2024 for Notes dated before February 13, 2024 and (y) the February 13th or August 13th, next succeeding the date hereof for Notes dated on or after February 13, 2024, and at maturity, until the principal hereof shall have become due and payable, and (b) to the extent permitted by law, on any overdue payment (including any overdue prepayment) of principal, any overdue payment of interest and any overdue payment of any Make-Whole Amount, payable semiannually as aforesaid (or, at the option of the registered holder hereof, on demand), at a rate equal to the Default Rate.

In addition to any other amounts of interest payable hereunder, the interest rate applicable to this Note is subject to increase pursuant to and in accordance with the requirements of Section 8.7 of the Note Purchase Agreement (referred to below).

Payments of principal of, interest on and any Make-Whole Amount with respect to this Note are to be made in lawful money of the United States of America at The Bank of New York Mellon in New York, New York or at such other place as the Company shall have designated by written notice to the holder of this Note as provided in the Note Purchase Agreement referred to below.

This Note is one of a series of Senior Notes (herein called the “Notes”) issued pursuant to the Note Purchase Agreement, dated as of February 16, 2023, between Kayne Anderson NextGen Energy & Infrastructure, Inc. and the respective Purchasers named therein (as further amended, modified or supplemented from time to time, the “Note Purchase Agreement”), and this Note is entitled to the benefits thereof. This Note is issued in substitution for and replacement of, but not repayment of, that certain 5.18% Series F Senior Unsecured Note due March 29, 2033 issued by

Kayne Anderson NextGen Energy & Infrastructure, Inc. to [___] in the original purchase price of $[___]. Each holder of this Note will be deemed, by its acceptance hereof, (i) to have made the representations set forth in Section 6 of the Note Purchase Agreement and (ii) to have agreed to the confidentiality provisions set forth in Section 20 of the Note Purchase Agreement. Unless otherwise indicated, capitalized terms used in this Note shall have the respective meanings ascribed to such terms in the Note Purchase Agreement.

This Note is a registered Note and, as provided in the Note Purchase Agreement, upon surrender of this Note for registration of transfer, accompanied by a written instrument of transfer duly executed, by the registered holder hereof or such holder’s attorney duly authorized in writing, a new Note for a like principal amount will be issued to, and registered in the name of, the transferee. Prior to due presentment for registration of transfer, the Company may treat the Person in whose name this Note is registered as the owner hereof for the purpose of receiving payment and for all other purposes, and the Company will not be affected by any notice to the contrary.

This Note is subject to optional prepayment, in whole or from time to time in part, at the times and on the terms specified in the Note Purchase Agreement, but not otherwise.

If an Event of Default occurs and is continuing, the principal of this Note may be declared or otherwise become due and payable in the manner, at the price (including any applicable Make-Whole Amount) and with the effect provided in the Note Purchase Agreement.

This Note shall be construed and enforced in accordance with, and the rights of the Company and the holder of this Note shall be governed by, the law of the State of New York excluding choice-of-law principles of the law of such State that would permit the application of the laws of a jurisdiction other than such State.

Kayne Anderson Energy Infrastructure Fund, Inc.

By______________________________

Name:

Title: